Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Receivables and other assets (Note 14)	€ 163	€ 139
Current lease liabilities	59	42
Current payables to related parties	407	203
Revenue from operations	41,315	40,652	€ 39,993
Financial revenues	980	1,099	1,803
Financial expenses	2,998	3,014	3,030
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	246	265
Receivables and other assets (Note 14)	199	184
Financial liabilities	10	0
Non-current lease liabilities	69	37
Non-current payables and other liabilities (Note 21)	434	240
Long-term contractual liabilities	83	98
Current payables to related parties	427	227
Short-term contractual liabilities	20	21
Revenue from operations	771	696	460
Expenses from operations	813	770	315
Financial revenues	28	30	28
Financial expenses	46	16	10
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	244	263
Receivables and other assets (Note 14)	87	91
Financial liabilities	0	0
Non-current lease liabilities	60	37
Non-current payables and other liabilities (Note 21)	433	236
Long-term contractual liabilities	31	44
Current lease liabilities	55	42
Current payables to related parties	377	183
Short-term contractual liabilities	14	15
Revenue from operations	520	473	209
Expenses from operations	677	634	199
Financial revenues	26	29	27
Financial expenses	45	9	1
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Credits and other financial assets	2	2
Receivables and other assets (Note 14)	112	93
Financial liabilities	10	0
Non-current lease liabilities	9	0
Non-current payables and other liabilities (Note 21)	1	4
Long-term contractual liabilities	52	54
Current lease liabilities	4	0
Current payables to related parties	50	44
Short-term contractual liabilities	6	6
Revenue from operations	251	223	251
Expenses from operations	136	136	116
Financial revenues	2	1	1
Financial expenses	€ 1	€ 7	€ 9